Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

7.                                      Stockholders’ Equity

Equity Offerings

In October 2011, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 26,628 shares of its common stock and warrants to purchase up to an additional 26,628 shares of its common stock to such investors for gross proceeds of approximately $1.25 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase one share of common stock.  The purchase price per unit was $47.40.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $44.80 per share.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  The net proceeds to the Company from the offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $1.1 million.  The common stock issued in the October 2011 offering and the common stock that may be issued pursuant to the exercise of the warrants were registered with the Securities and Exchange Commission pursuant to a registration statement on Form S-3 (File No. 333-177748), which became effective on November 21, 2011, and are classified as permanent equity.

In connection with the closing of the October 2011 offering, the Company issued to Rodman & Renshaw, LLC warrants with a term of two years to purchase 799 shares of our common stock (at an exercise price of $59.00 per share).  The estimated fair value of the warrants at the date of grant was $25,000.  These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

On January 19, 2011, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 21,345 shares of its common stock and warrants to purchase up to an additional 10,673 shares of its common stock to such investors for gross proceeds of approximately $2.77 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase 0.50 of a share of common stock.  The purchase price per unit was $130.00.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $160.00.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  The net proceeds to the Company from the registered direct offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $2.6 million.  The common stock issued in the January 2011 offering and the common stock that may be issued pursuant to the exercise of the warrants have been registered pursuant to a Form S-3 registration statement (File No. 333-161531), which became effective on October 1, 2009, and are classified as permanent equity.

In connection with the closing of our January 2011 offering, the Company issued to Rodman & Renshaw, LLC, as partial consideration for its services as placement agent, warrants with a term of two years to purchase up to 640 shares of our common stock at an exercise price of $163 per share.  The estimated fair value of the warrants at the date of grant was $42,000. These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

On October 7, 2010, the Company and certain investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell an aggregate of 5,250 shares of its Series B Convertible Preferred Stock and warrants to purchase up to an additional 10,500 shares of its common stock to such investors for gross proceeds of approximately $5.25 million.  Each share of Series B Convertible Preferred Stock was convertible at the option of the holder, at any time, into 4 shares of common stock based on a conversion price of $250.00 per share of Series B Convertible Preferred Stock.  The preferred stock and warrants were sold in units, with each unit consisting of one share of preferred stock and a warrant to purchase 0.5 of a share of common stock.  The purchase price per unit was $1,000.00.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $300.00 per share.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of share and similar recapitalization transactions.   The net proceeds to the Company from the October 2010 offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $4.9 million.  The preferred stock, warrants to purchase common stock (including the placement agent warrants) and shares of common stock issuable upon conversion of the preferred stock and exercise of the warrants were issued pursuant to a prospectus filed with the Securities and Exchange Commission pursuant to a registration statement on Form S-1 (File No. 333-167963), which became effective on October 6, 2010, and are classified as permanent equity.

In connection with the closing of the October 2010 offering, the Company issued to Rodman & Renshaw, LLC warrants with a term of two years to purchase 630 shares of our common stock (at an exercise price of $312.60 per share).  The estimated fair value of the warrants at the date of grant was $49,000. These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

Restricted Stock

In August 2010, the Company issued 30 shares of restricted stock as part of an employment agreement.  The total fair value of the issuances of the stock was $10,000, which was recognized as compensation expense over a one-year vesting period.  The fair value of the stock awards was based on the closing market price on the date of the grant.

Stock Option Plan

The Company has an Employees’ Stock Option Plan (the “Plan”) which permits issuance of both Incentive Stock Options (ISO) and Non-Qualified Stock Options, whereby options may be granted to officers, Directors and other key employees to purchase up to 5,000 shares of common stock in amounts determined by the Compensation Committee of the Board of Directors through December 31, 2015.  During 2011 and 2010, the Company granted 2,250 and 176 stock options to the Company’s Board of Directors and officers under the Plan.  Options issued to employees typically vest over a four-year period and options issued to non-employee directors vested immediately upon being granted.  At December 31, 2011, there were 1,000 options under the plan that were fully vested.  The total unrecognized stock compensation expense at December 31, 2011 is approximately $43,000, which will be recognized over 3.9 years.

The Company used the following assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation in accordance with ASC 718 for stock options granted in 2011 and 2010.

	(5) 2011	(7) 2010
Risk-free interest rate	0.93%	2.01%
Dividend yield	0%	0%
Expected life (years)	5	4
Volatility	130.0%	106.1%

Activity for the two years ended December 31, 2011, for all option grants is shown below:

	2011				2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	316	$322.00			203	$514.00
Granted	2,250	$40.00			176	$228.00
Exercised	—	$—			—	$—
Expired or forfeited	(140)	$440.00			(63)	$682.00
Outstanding at end of year	2,426	$53.60	4.8	$—	316	$322.00
Exercisable at end of year	1,176		4.7	$—	316
Weighted-average fair value of options granted during the year	$34.20				$164.00

Price range of options
Outstanding	$40.00-$228.00				$228.00-$440.00
Exercised	$—				$—
Expired or forfeited	$440.00				$682.00

The following table summarizes information with respect to stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price
$40.00	2,250	$40.00	4.9	1,000	$40.00
$228.00	176	$228.00	3.7	176	$228.00
	2,426			1,176